FEDERATED INTERNATIONAL SERIES, INC.

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                 March 30, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

     RE: FEDERATED INTERNATIONAL SERIES, INC. (the "Trust")
            Federated International Equity Fund
            Federated International Income Fund

         1933 Act File No. 2-91776
         1940 ACT FILE NO. 811-3984

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information dated March 31, 2000, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 36 on March 29, 2000.

      If you have any questions regarding this certification, please call me at
(412) 288-8162.

                                          Very truly yours,



                                          /s/ James O. Perry
                                          James O. Perry
                                          Assistant Secretary